LONG-TERM INVESTMENTS (Narrative) (Details) ¥ in Thousands, $ in Thousands			12 Months Ended
	Jul. 31, 2015 CNY (¥)	Dec. 28, 2012 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2020 USD ($)	Jun. 10, 2020	Jul. 22, 2019	Dec. 31, 2017 USD ($)	Dec. 31, 2015
Schedule of Equity Method Investments [Line Items]
Maximum voting percentage required to pass resolution			50.00%	50.00%
Disposal gain			¥ 7,837	$ 1,201	¥ 0	¥ 48,019
Capital Contributed | $											$ 10,000
Long-term investments pledged to secure other borrowings			166,870		0			$ 25,574
Tianjin Jiatai Entity Management limited Partnership [Member]
Schedule of Equity Method Investments [Line Items]
Business Combination, Consideration Transferred							¥ 106,500
MDA Proton [Member]
Schedule of Equity Method Investments [Line Items]
Disposal Group, Including Discontinued Operation, Consideration			30,751		¥ 6,779	¥ 212,855		$ 4,713
Discontinued Operation Equity Method Investment Retained After Disposal			0
Disposal gain			¥ 7,837	$ 1,162
PTC [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	14.34%	44.55%	59.51%					59.51%
Business Combination, Consideration Transferred	¥ 30,063	¥ 201,176
PTC GP Management LLC [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment Legal Interest Percentage	17.07%	45.00%
General Partner of PTC [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage		1.00%
MDA Proton [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment Legal Interest Percentage			45.41%	45.41%
Tianjin Jiatai Group [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage										90.00%
CHS
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage			10.00%		100.00%			10.00%
SH MZJH
Schedule of Equity Method Investments [Line Items]
Capital Contributed					¥ 34,540
PTC [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage			0.00%		59.51%			0.00%
Allcure Information [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage			9.60%		9.60%	9.60%		9.60%				20.00%
Suzhou Shengshan Huiying Venture Capital Investment LLP. ("Suzhou Shengshan") [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage			5.15%		5.15%	5.41%		5.15%
JKSY [Member] | Suzhou Shengshan [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage											8.13%
China Medical Services Holdings Limited ("CMS Holdings") [Member] | Zhejiang Marine
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage									20.00%